INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	March 31,	March 31,
	2023	2022

At Toronto ESchool
High school registration and licenses, net acquisition cost	$218,728	$236,903
Deferred tax liability	31,246	33,843
	249,974	270,746
At Art Academy
High school registration and license, net acquisition cost	–	160,060
Impairment loss for year 2022	–	(160,060)
	–	–
At Conbridge College
Private College license, net acquisition cost	17,699	19,170
Brand name, net acquisition cost	–	22,408
Impairment loss for year 2022	–	(22,408)
	17,699	19,170
At Lowell Academy
Student list, net acquisition cost	–	10,404
Brand name, net acquisition cost	–	88,033
Impairment loss for year 2022	–	(98,437)
	–	–
At MTM Animation
Private College license, net acquisition cost	172,024	186,319
Brand name, net acquisition cost	429,301	464,974
Student list, net acquisition cost	97,535	140,852
	698,860	792,145

Intangible assets, net	$966,533	$1,082,061

On June 24, 2016, Langton, a related party of the Company purchased 55% of Toronto ESchool’s common shares for a total consideration of $437,756 (C$585,000). In accordance with ASU 2017-01, this transaction was not considered as a business acquisition since substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset or a group of similar identifiable assets – private high school license. On November 15, 2017, Langton signed an agreement to transfer its 55% of the equity interest in Toronto ESchool to the Company for $0.8 (C$1). On June 19, 2020, the Company further acquired 15% of the equity interest in Toronto ESchool from its original shareholder for a consideration of $31,808 (C$40,000). An impairment loss of $589,468 of such intangible asset was recorded for the year ended March 31, 2019.

In accordance with ASC 740 Income Tax for the asset acquired outside of a business combination and the tax basis of the asset differs from the amount paid, the Company recognized deferred tax liability of $31,246 (C$42,288) and $33,843 (C$42,288) arising from this transaction as at March 31, 2023 and 2022 respectively.

On July 27, 2020, Arts Academy entered into a license transfer agreement with 2549601 Ontario Inc. (o/a Alathena International Academy Richmond Hill”), a private high school registered with Ontario Ministry of Education. Pursuant to the agreement, Arts Academy acquired the private high school license for a consideration of $160,060 (C$200,000). The transaction was completed on September 1, 2020. The impairment loss of $nil and $160,060 was recognized for the years ended March 31, 2023 and 2022 respectively.

On March 1, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of Conbridge College, a private vocational college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education acquired 80% of the equity interests of Conbridge College for a total consideration of $62,792 (C$80,000) on September 1, 2021. The Company recognized the private vocational college license and brand name as an intangible asset of $41,578 (C$51,953) based on the assessment of fair value at the purchase date. (See Note 8) The impairment loss of $22,408 was recorded based on the assessment of fair value as at March 31, 2022.

On June 12, 2021, Farvision Education entered into an investment agreement with two individuals who were the original shareholders of Lowell Academy, a private high school offering classes for Grades 9-12 students and registered with Ontario Ministry of Education. Pursuant to the agreement, Farvision Education subscribed for 70% of the shares of Lowell Academy for a consideration of $164,829 (C$210,000). The transaction was completed on June 12, 2021, and the Company recognized the private high school license as an intangible asset of $98,437 (C$123,000) based on the assessment of fair value at the purchase date. (See Note 8) The impairment loss of $98,437 was recorded based on the assessment of fair value as at March 31, 2022, and no impairment loss was recognized as at March 31, 2023.

On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of Max the Mutt Animation Inc. (“MTM Animation”), to purchase all of the issued and outstanding shares of MTM Animation for a total consideration of $2.1 million (C$2.6 million). Pursuant to the agreement, on the closing date, MTM Animation stockholders will transfer 70% of the purchased shares to the Company at a consideration of $1,456,546 (C$1,820,000). The transaction was completed on February 28, 2022, and the Company recognized the private college license, brand name, student list as an intangible asset of $792,145 (C$989,811) based on the assessment of fair value at the purchase date. (See Note 8) No impairment loss was recognized based on the assessment of fair value as at March 31, 2023 and 2022.